WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 90.1%
COMMUNICATION SERVICES - 13.8%
Diversified Telecommunication Services - 3.7%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,780,000	$1,478,788	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,840,000	1,506,767	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,480,000	1,030,968	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	4,400,000	3,638,052	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	830,000	644,105	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,250,000	979,604	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,430,000	1,393,864	(a)

Total Diversified Telecommunication Services				10,672,148

Entertainment - 0.4%
Allen Media LLC/Allen Media
Co-Issuer Inc., Senior Notes	10.500%	2/15/28	990,000	427,991	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	750,000	780,090

Total Entertainment				1,208,081

Media - 5.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	5,620,000	4,212,513	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	720,000	598,155	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	1,440,000	1,167,754	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,230,000	1,101,076	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,127,000	1,994,786
DISH DBS Corp., Senior Notes	7.750%	7/1/26	3,310,000	2,572,714
DISH DBS Corp., Senior Notes	7.375%	7/1/28	4,110,000	2,815,350

Total Media				14,462,348

Wireless Telecommunication Services - 4.7%
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	8,600,000	4,587,885	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000	4,500,256
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	154,889
Sprint LLC, Senior Notes	7.875%	9/15/23	3,160,000	3,192,355

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - (continued)
Sprint LLC, Senior Notes	7.625%	3/1/26	530,000		$550,883
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	540,000		447,714	(a)

Total Wireless Telecommunication Services					13,433,982

TOTAL COMMUNICATION SERVICES					39,776,559

CONSUMER DISCRETIONARY - 22.5%
Auto Components - 3.7%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,780,000		3,502,094	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	2,830,000		2,618,981
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	500,000		403,924
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	1,560,000		1,179,750	(a)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	3,150,000		3,038,978	(a)

Total Auto Components					10,743,727

Automobiles - 0.9%
Ford Motor Co., Senior Notes	3.250%	2/12/32	410,000		311,283
Ford Motor Credit Co. LLC, Senior Notes	3.096%	5/4/23	500,000		497,598
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	750,000		588,335	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,340,000		1,225,289	(a)

Total Automobiles					2,622,505

Diversified Consumer Services - 3.1%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	860,000	EUR	785,913	(b)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	2,400,000	EUR	2,193,247	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	600,000		482,904	(a)
Garda World Security Corp., Senior Notes	9.500%	11/1/27	776,000		746,336	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000		1,066,580
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	4,281,000		3,099,422	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,250,000		638,919	(a)

Total Diversified Consumer Services					9,013,321

See Notes to Schedule of Investments.

2	Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - 13.0%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,000,000	EUR	$1,819,244	(a)
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	1,500,000		1,516,365	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	960,000		862,907	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,650,000		1,766,985	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	2,410,000	EUR	1,288,230
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	500,000		380,672	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,540,000		1,479,673	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	620,000		618,960	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	750,000		722,169
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	670,000		584,730
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,110,000		922,421	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	4,400,000		4,136,000	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,241,000		1,074,929	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	4,679,000		4,077,748	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	2,020,000		1,684,013	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,220,000		1,073,519	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	993,000		866,392	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,000,000	GBP	1,124,689	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	550,000	GBP	535,870	(b)
Sands China Ltd., Senior Notes	3.350%	3/8/29	1,430,000		1,170,004
Sands China Ltd., Senior Notes	4.875%	6/18/30	790,000		689,881
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	1,000,000		978,277	(a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	800,000		730,892	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,550,000		1,648,960	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	450,000		386,719	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	1,090,000	GBP	1,113,129	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,580,000		1,353,862	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	2,340,000		1,921,011	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,040,000		1,038,903	(a)

Total Hotels, Restaurants & Leisure					37,567,154

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - 1.8%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	3,660,000		$2,758,524	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	490,000		473,350	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000		488,250	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,340,000		1,308,396

Total Specialty Retail					5,028,520

TOTAL CONSUMER DISCRETIONARY					64,975,227

CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 0.4%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	1,120,000	GBP	1,121,299	(b)

Food Products - 1.3%
Bellis Finco PLC, Senior Notes	4.000%	2/16/27	750,000	GBP	649,223	(a)
FAGE International SA/FAGE USA Dairy
Industry Inc., Senior Notes	5.625%	8/15/26	700,000		659,658	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,365,000		2,320,479	(a)

Total Food Products					3,629,360

Household Products - 0.3%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	915,000		898,258

TOTAL CONSUMER STAPLES					5,648,917

ENERGY - 14.0%
Energy Equipment & Services - 0.3%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,000,000		872,635	(a)

Oil, Gas & Consumable Fuels - 13.7%
Apache Corp., Senior Notes	5.100%	9/1/40	760,000		626,141
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	900,000		849,087	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	750,000		754,586	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	180,000		175,727
Continental Resources Inc., Senior Notes	4.375%	1/15/28	130,000		120,530
Continental Resources Inc., Senior Notes	4.900%	6/1/44	550,000		412,174
Ecopetrol SA, Senior Notes	8.875%	1/13/33	1,180,000		1,157,593
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,380,000		911,400
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,500,000		965,550
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	1,560,000		1,278,729	(c)(d)

See Notes to Schedule of Investments.

4	Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,070,000	$991,087	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	2,510,000	2,237,665	(c)(d)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	520,000	434,295	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	530,000	505,629	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	110,000	89,488	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	740,000	677,440
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	810,000	904,844
MEG Energy Corp., Senior Notes	7.125%	2/1/27	770,000	782,355	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	790,000	855,612	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	760,000	734,084	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	196,000	198,167
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	690,000	661,451
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	530,000	530,591
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	440,000	438,119
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	540,000	527,229
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,000,000	1,024,291
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,240,000	1,213,920
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	530,000	506,190
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,540,000	4,164,119
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	410,209
Range Resources Corp., Senior Notes	8.250%	1/15/29	440,000	451,975
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	514,712	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000	483,851	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	990,000	941,166	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	560,000	566,796
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	120,000	121,626

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,970,000	$1,848,471	(a)
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	180,000	159,649
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	540,000	446,215
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	3,840,000	3,140,037
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	530,000	522,854
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000	364,042
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000	1,547,328
YPF SA, Senior Notes	8.500%	7/28/25	3,610,000	3,243,585	(a)

Total Oil, Gas & Consumable Fuels				39,490,609

TOTAL ENERGY				40,363,244

FINANCIALS - 10.6%
Banks - 5.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	2,390,000	2,057,790	(a)(c)(d)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	380,000	378,100	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	520,000	516,100	(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	800,000	720,357	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	810,000	827,212	(a)(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,470,000	1,440,600	(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,330,000	1,348,603	(a)(c)(d)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	990,000	1,093,634	(d)

See Notes to Schedule of Investments.

6	Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,100,000	$2,029,432	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,410,000	2,308,548	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	440,000	425,456	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	440,000	434,117	(c)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,080,000	1,069,704	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,200,000	1,132,088	(a)(d)

Total Banks				15,781,741

Capital Markets - 2.7%
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,660,000	1,147,722	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	610,000	452,116	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,850,000	1,366,891	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	2,100,000	1,905,540	(a)(c)(d)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	1,290,000	1,272,714	(b)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,550,000	1,546,409	(a)(c)(d)

Total Capital Markets				7,691,392

Consumer Finance - 0.4%
Navient Corp., Senior Notes	5.875%	10/25/24	590,000	574,162
Navient Corp., Senior Notes	6.750%	6/15/26	700,000	674,879

Total Consumer Finance				1,249,041

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 1.9%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	6,223,333		$5,632,116	(a)(e)

Thrifts & Mortgage Finance - 0.1%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	400,000		398,410	(a)

TOTAL FINANCIALS					30,752,700

HEALTH CARE - 6.1%
Health Care Providers & Services - 2.6%
CHS/Community Health Systems Inc.,
Senior Secured Notes	4.750%	2/15/31	2,120,000		1,640,202	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000		1,086,962
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	530,000		447,850	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	540,000		323,511	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	1,000,000		974,827
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	2,780,000		2,574,002
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000		230,920
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	460,000		147,441	(a)

Total Health Care Providers & Services					7,425,715

Pharmaceuticals - 3.5%
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	2,050,000		886,625	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	2/15/31	210,000		94,050	(a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	700,000		437,500	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	1,540,000	EUR	1,435,864	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	300,000		226,125	*(a)(f)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,740,000		1,738,199
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	530,000		463,655
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	5,520,000		4,891,051

Total Pharmaceuticals					10,173,069

TOTAL HEALTH CARE					17,598,784

INDUSTRIALS - 9.7%
Aerospace & Defense - 0.5%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,340,000		1,370,726	(a)

See Notes to Schedule of Investments.

8	Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 5.7%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	3,290,000	$3,006,344	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	730,000	713,575	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	430,000	418,944	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	500,000	476,048	(a)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	3,230,000	3,219,125
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	460,000	438,107
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	370,000	381,063
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	3,220,000	3,288,029	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,215,000	1,216,215	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,746,000	1,754,294	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	440,000	442,090	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	1,270,000	1,259,332

Total Airlines				16,613,166

Commercial Services & Supplies - 2.0%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,770,000	1,793,603
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,970,000	1,710,556
GEO Group Inc., Secured Notes	10.500%	6/30/28	1,555,000	1,583,612
GEO Group Inc., Secured Notes	9.500%	12/31/28	750,000	724,063	(a)

Total Commercial Services & Supplies				5,811,834

Construction & Engineering - 0.4%
Brundage-Bone Concrete Pumping
Holdings Inc., Secured Notes	6.000%	2/1/26	530,000	493,301	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	650,000	580,856	(a)

Total Construction & Engineering				1,074,157

Machinery - 0.5%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,540,000	1,460,536

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	940,000	$809,345	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	327,000	320,852
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	610,000	582,001

Total Trading Companies & Distributors				1,712,198

TOTAL INDUSTRIALS				28,042,617

INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 1.2%
CommScope Inc., Senior Notes	8.250%	3/1/27	940,000	800,029	(a)
CommScope Inc., Senior Notes	7.125%	7/1/28	3,392,000	2,675,440	(a)

Total Communications Equipment				3,475,469

IT Services - 0.2%
Unisys Corp., Senior Secured Notes	6.875%	11/1/27	770,000	581,592	(a)

Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	1,000,000	989,730	(a)

Technology Hardware, Storage & Peripherals - 1.4%
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	720,000	716,544
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,350,000	2,271,298
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	210,000	197,936
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	650,000	699,562	(a)

Total Technology Hardware, Storage & Peripherals				3,885,340

TOTAL INFORMATION TECHNOLOGY				8,932,131

MATERIALS - 5.1%
Chemicals - 0.2%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash or 10.000% PIK)	10.000%	8/15/26	579,253	464,851	(a)(e)

Containers & Packaging - 2.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	3,000,000	2,456,520	(a)(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	3,555,000	2,924,538	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,380,000	1,135,264	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	410,000	413,599

Total Containers & Packaging				6,929,921

See Notes to Schedule of Investments.

10	Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 2.5%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,020,000		$2,058,895
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	300,000		286,500	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	380,000		379,939
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	280,000		263,976
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,120,000		1,012,809
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	260,000		253,498
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,220,000		2,276,268
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000		766,650

Total Metals & Mining					7,298,535

TOTAL MATERIALS					14,693,307

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	346,000		240,209
Service Properties Trust, Senior Notes	4.500%	3/15/25	250,000		233,214
Service Properties Trust, Senior Notes	5.250%	2/15/26	500,000		454,293
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,500,000		1,353,281
Service Properties Trust, Senior Notes	4.950%	10/1/29	420,000		331,765
Service Properties Trust, Senior Notes	4.375%	2/15/30	1,270,000		971,760

Total Equity Real Estate Investment Trusts (REITs)					3,584,522

Real Estate Management & Development - 1.0%
China Aoyuan Group Ltd., Senior Secured Notes	—	2/19/23	200,000		20,520	*(b)(g)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	400,000		39,500	*(b)(f)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	1,750,000		1,525,147	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.750%	1/14/25	230,000	EUR	220,292	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.125%	9/4/26	1,000,000	EUR	828,217	(b)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	200,000		33,864	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	200,000		27,118	*(b)(f)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	300,000		40,134	*(b)(f)

Total Real Estate Management & Development					2,734,792

TOTAL REAL ESTATE					6,319,314

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 1.0%
Electric Utilities - 0.6%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,260,000		$1,414,539
Pampa Energia SA, Senior Notes	7.500%	1/24/27	340,000		310,636	(a)

Total Electric Utilities					1,725,175

Gas Utilities - 0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,390,000		1,321,913

TOTAL UTILITIES					3,047,088

TOTAL CORPORATE BONDS & NOTES (Cost - $259,112,767)					260,149,888

SOVEREIGN BONDS - 4.4%
Angola - 0.4%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,200,000		1,082,112	(a)

Argentina - 1.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	94,491		27,100
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	50,000		19,312	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	350,000		304,687	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	3,765,000		2,910,533	(a)
Provincia de Cordoba, Senior Notes (6.875% PIK)	6.875%	2/1/29	700,000		492,417	(a)(e)

Total Argentina					3,754,049

Bahamas - 0.4%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,500,000		1,229,920	(a)

Dominican Republic - 0.4%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	230,000		198,361	(a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,170,000		982,307	(a)

Total Dominican Republic					1,180,668

Jordan - 0.3%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	750,000		771,563	(a)

Mexico - 1.5%
Mexican Bonos, Bonds	7.750%	5/29/31	86,380,000	MXN	4,322,942

See Notes to Schedule of Investments.

12	Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - 0.1%
Russian Federal Bond - OFZ	7.750%	9/16/26	183,580,000	RUB	$122,305	*(f)
Russian Federal Bond - OFZ	8.150%	2/3/27	90,000,000	RUB	59,960	*(f)
Russian Federal Bond - OFZ	7.050%	1/19/28	137,820,000	RUB	91,819	*(f)
Russian Federal Bond - OFZ	6.900%	5/23/29	91,110,000	RUB	60,700	*(f)

Total Russia					334,784

TOTAL SOVEREIGN BONDS (Cost - $18,072,843)					12,676,038

CONVERTIBLE BONDS & NOTES - 1.9%
COMMUNICATION SERVICES - 1.6%
Media - 1.6%
DISH Network Corp., Senior Notes	2.375%	3/15/24	520,000		479,562
DISH Network Corp., Senior Notes	0.000%	12/15/25	5,850,000		3,758,625
DISH Network Corp., Senior Notes	3.375%	8/15/26	810,000		521,705

TOTAL COMMUNICATION SERVICES					4,759,892

INDUSTRIALS - 0.3%
Airlines - 0.3%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,000,000		821,500

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $5,983,655)					5,581,392

SENIOR LOANS - 0.9%
CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.3%
WW International Inc., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	8.140%	4/13/28	1,350,000		784,694	(d)(h)(i)

INDUSTRIALS - 0.3%
Airlines - 0.3%
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.250%)	9.996%	6/21/27	1,026,000		1,070,057	(d)(h)(i)

MATERIALS - 0.3%
Metals & Mining - 0.3%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	976,600		835,002	(d)(e)(h)(i)(j)(k)

TOTAL SENIOR LOANS (Cost - $2,993,424)					2,689,753

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.6%
U.S. Government Obligations - 0.6%
U.S. Treasury Notes	1.500%	2/29/24	400,000		385,941
U.S. Treasury Notes	3.500%	9/15/25	300,000		292,154
U.S. Treasury Notes	1.875%	2/28/27	500,000		455,410
U.S. Treasury Notes	0.750%	1/31/28	500,000		424,414

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,569,095)					1,557,919

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $14,234)		5/28/28	14,866	$2,973	*

			SHARES
COMMON STOCKS - 0.0%††
MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd. (Cost - $0)			906	0	*(j)(k)(l)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $287,746,018)				282,657,963

	RATE
SHORT-TERM INVESTMENTS - 0.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,962,234)	4.513%		1,962,234	1,962,234	(m)(n)

TOTAL INVESTMENTS - 98.6% (Cost - $289,708,252)				284,620,197
Other Assets in Excess of Liabilities - 1.4%				3,995,675

TOTAL NET ASSETS - 100.0%				$288,615,872

See Notes to Schedule of Investments.

14	Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	The coupon payment on this security is currently in default as of February 28, 2023.

(g)	The maturity principal is currently in default as of February 28, 2023.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	Value is less than $1.

(m)	Rate shown is one-day yield as of the end of the reporting period.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2023, the total market value of investments in Affiliated Companies was $1,962,234 and the cost was $1,962,234 (Note 2).

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

At February 28, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	130,508	EUR	120,000	BNP Paribas SA	4/18/23	$3,215
USD	738,436	EUR	680,000	BNP Paribas SA	4/18/23	17,107
USD	1,229,028	EUR	1,150,000	BNP Paribas SA	4/18/23	9,134
USD	5,771,780	EUR	5,332,288	BNP Paribas SA	4/18/23	115,409
MXN	19,871,401	USD	1,003,910	Goldman Sachs Group Inc.	4/18/23	72,035
USD	4,816,035	GBP	3,961,174	Goldman Sachs Group Inc.	4/18/23	46,999
USD	475,165	EUR	440,000	JPMorgan Chase & Co.	4/18/23	8,423

Total						$272,322

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities. The Fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

17

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$260,149,888	—		$260,149,888
Sovereign Bonds	—	12,676,038	—		12,676,038
Convertible Bonds & Notes	—	5,581,392	—		5,581,392
Senior Loans:
Materials	—	—	$835,002		835,002
Other Senior Loans	—	1,854,751	—		1,854,751
U.S. Government & Agency Obligations	—	1,557,919	—		1,557,919
Warrants	$2,973	—	—		2,973
Common Stocks	—	—	0	*	0	*

Total Long-Term Investments	2,973	281,819,988	835,002		282,657,963

Short-Term Investments†	1,962,234	—	—		1,962,234

Total Investments	$1,965,207	$281,819,988	$835,002		$284,620,197

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$272,322	—		$272,322

Total	$1,965,207	$282,092,310	$835,002		$284,892,519

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

19

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2023. The following transactions were effected in such company for the period ended February 28, 2023.

	Affiliate Value at May 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,738,641	$43,635,904	43,635,904	$44,412,311	44,412,311	—	$29,557	—	$1,962,234

20